Financial risk management objectives and policies - Aging of Trade Receivables (Details) - Carrying value - CAD ($) $ in Millions	Mar. 29, 2020	Mar. 31, 2019
Trade and other current receivables [Line Items]
Trade accounts receivable	$ 32.0	$ 19.7
Credit card receivables	2.1	1.6
Current trade and credit card receivables	34.1	21.3
Credit risk
Trade and other current receivables [Line Items]
Trade accounts receivable	32.0	19.7
Credit card receivables	2.1	1.6
Current trade and credit card receivables	34.1	21.3
Credit risk | Current
Trade and other current receivables [Line Items]
Trade accounts receivable	21.8	12.9
Credit card receivables	2.1	1.6
Current trade and credit card receivables	23.9	14.5
Credit risk | Less than or equal to 30 days
Trade and other current receivables [Line Items]
Trade accounts receivable	4.4	4.7
Credit card receivables	0.0	0.0
Current trade and credit card receivables	4.4	4.7
Credit risk | 31-60 days
Trade and other current receivables [Line Items]
Trade accounts receivable	2.5	0.5
Credit card receivables	0.0	0.0
Current trade and credit card receivables	2.5	0.5
Credit risk | Greater than 60 days
Trade and other current receivables [Line Items]
Trade accounts receivable	3.3	1.6
Credit card receivables	0.0	0.0
Current trade and credit card receivables	$ 3.3	$ 1.6